WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 88.5%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	2,978,250	$3,624,892
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	3,967,267	5,084,572
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	5,430,391	7,579,361
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	1,477,815	2,202,062
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	5,709,611	8,607,317
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	1,908,940	2,328,315
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	7,848,313	10,792,165
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	5,343,433	5,418,314
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	688,553	705,195
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	4,659,996	4,818,202
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	7,385,818	7,729,380
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	2,041,211	2,150,837
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,948,476	3,146,494
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	2,273,145	2,428,179
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	10,145,228	11,202,191
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	6,818,550	7,384,540
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	2,648,916	3,062,615
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	1,707,648	1,901,168
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,750,815	1,924,962

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $86,947,672)				92,090,761

CORPORATE BONDS & NOTES - 5.2%
ENERGY - 2.7%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	11,000	12,053

Oil, Gas & Consumable Fuels - 2.7%
Apache Corp., Senior Notes	2.625%	1/15/23	78,000	78,880
Apache Corp., Senior Notes	4.750%	4/15/43	150,000	162,694
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	410,000	453,005
Devon Energy Corp., Senior Notes	5.850%	12/15/25	490,000	567,365
Energy Transfer LP, Senior Notes	2.900%	5/15/25	30,000	31,458
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	300,000	322,389
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	120,000	125,461
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	90,000	97,182
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	170,000	187,831
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	122,243
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	130,136
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	240,000	244,409

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2021 Quarterly Report	1

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	170,000	$212,053
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	120,000	126,775

Total Oil, Gas & Consumable Fuels				2,861,881

TOTAL ENERGY				2,873,934

MATERIALS - 2.5%
Metals & Mining - 2.2%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	280,000	308,814	(a)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	340,000	328,529	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	140,000	197,744
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	130,000	139,305	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	140,000	154,053	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	100,000	109,285	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	440,000	547,250
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	120,000	122,636
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	140,000	165,618
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000	254,941

Total Metals & Mining				2,328,175

Paper & Forest Products - 0.3%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	240,000	265,140	(b)

TOTAL MATERIALS				2,593,315

TOTAL CORPORATE BONDS & NOTES (Cost - $4,983,876)				5,467,249

SOVEREIGN BONDS - 1.8%
Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	210,000	228,282
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	270,000	315,153

Total Indonesia				543,435

Kuwait - 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	350,000	387,937	(b)

Panama - 0.2%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	200,000	206,392

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	340,000	337,314

See Notes to Schedule of Investments.

2	Western Asset Inflation Indexed Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		Value
United Arab Emirates - 0.4%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	340,000		$355,477	(a)

TOTAL SOVEREIGN BONDS (Cost - $1,766,896)					1,830,555

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.4%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	3,554,845	BRL	712,007

Canada - 0.7%
Canadian Government Real Return Bond	1.500%	12/1/44	418,530	CAD	423,477
Canadian Government Real Return Bond	0.500%	12/1/50	372,266	CAD	314,201

Total Canada					737,678

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $1,706,617)					1,449,685

COLLATERALIZED MORTGAGE OBLIGATIONS(C) - 1.0%
CSMC Trust, 2019-AFC1 A3, Step bond	2.877%	7/25/49	406,019		408,796	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015- DNA2 M3 (1 mo. USD LIBOR + 3.900%)	3.986%	12/25/27	185,141		187,173	(d)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.834%	2/16/22	170,000		170,105	(d)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	309,009		311,068	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,078,743)					1,077,142

ASSET-BACKED SECURITIES - 0.0%††
Bear Stearns Asset Backed Securities Trust, 2003- ABF1 A (1 mo. USD LIBOR + 0.740%)	0.826%	1/25/34	4,482		4,321	(d)
JPMorgan Mortgage Acquisition Corp., 2005-OPT2 M2 (1 mo. USD LIBOR + 0.675%)	0.761%	12/25/35	18,543		18,560	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $22,819)					22,881

TOTAL INVESTMENTS - 97.9% (Cost - $96,506,623)					101,938,273
Other Assets in Excess of Liabilities - 2.1%					2,142,224

TOTAL NET ASSETS - 100.0%					$104,080,497

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2021 Quarterly Report	3

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAD	— Canadian Dollar
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	45	12/21	$5,982,765	$5,922,422	$(60,343)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	9	12/21	1,461,242	1,432,969	28,273

Net unrealized depreciation on open futures contracts					$(32,070)

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	71,268	EUR	60,000	BNP Paribas SA	10/19/21	$1,742
EUR	180,000	USD	212,205	Citibank N.A.	10/19/21	(3,626)
USD	225,970	EUR	190,000	Morgan Stanley & Co. Inc.	10/19/21	5,803

Total						$3,919

Abbreviation(s) used in this table:

EUR	— Euro
USD	— United States Dollar

See Notes to Schedule of Investments.

4	Western Asset Inflation Indexed Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Statutory Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

6

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$92,090,761	—	$92,090,761
Corporate Bonds & Notes	—	5,467,249	—	5,467,249
Sovereign Bonds	—	1,830,555	—	1,830,555
Non-U.S. Treasury Inflation Protected Securities	—	1,449,685	—	1,449,685
Collateralized Mortgage Obligations	—	1,077,142	—	1,077,142
Asset-Backed Securities	—	22,881	—	22,881

Total Investments	—	$101,938,273	—	$101,938,273

Other Financial Instruments:
Futures Contracts††	$28,273	—	—	$28,273
Forward Foreign Currency Contracts††	—	$7,545	—	7,545

Total Other Financial Instruments	$28,273	$7,545	—	$35,818

Total	$28,273	$101,945,818	—	$101,974,091

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$60,343	—	—	$60,343
Forward Foreign Currency Contracts††	—	$3,626	—	3,626

Total	$60,343	$3,626	—	$63,969

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

8

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$10,591,499	$119,355,555	119,355,555	$129,947,054	129,947,054

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$602	—	—

9